NOTE 4 - REAL ESTATE ACQUISITIONS	2 Months Ended
Mar. 31, 2013
Accounting Policies [Abstract]
NOTE 4. REAL ESTATE ACQUISITIONS

NOTE 4 – REAL ESTATE ACQUISITIONS

On March 31, 2013, the Company entered into a standard Land Purchase and Sale Agreement with the Mazzal Trust for the acquisition of land and buildings know as 171 Hart Street, Taunton, MA, 02780 for the purchase price of one and a half million shares in the Company.

The property title was transferred on May 29, 2013, in accordance with the Land Purchase and Sale Agreement.